Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Current trade receivables	$ 21,107	$ 21,659
Current receivables due from related parties	817	655
Other current receivables	2,882	3,524
Trade and other current receivables financial assets	24,806	25,838
Non-current
Non-current trade receivables	6	502
Non-current receivables due from related parties	0	0
Other non-current receivables	1,755	808
Trade and other non-current receivables financial assets	1,761	1,310
Current
Current portion of sales taxes and production taxes	1,032	1,165
Other current receivables non-financial asset	176	124
Trade and other current receivables non-financial assets	1,208	1,289
Non-current
Non-current portion of sales taxes and production taxes	509	356
Other non-current receivables non-finance asset	106	149
Trade and other non-current receivables non-financial assets	615	505
Trade and other current receivables	26,014	27,127
Trade and other non-current receivables	$ 2,376	$ 1,815